Goodwill and Other Intangible Assets - Schedule of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 11,558	$ 18,387
Accumulated Amortization	(6,408)	(9,672)
Tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,260	8,008
Accumulated Amortization	(3,215)	(3,798)
Weighted Average Amortization Period in Years	14 years	14 years
Customer/contract-related [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		2,340
Accumulated Amortization		(2,340)
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	905	3,012
Accumulated Amortization	(503)	(1,634)
Weighted Average Amortization Period in Years	12 years	15 years
Software and licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,747	2,747	1,300
Accumulated Amortization	(1,794)	(919)
Weighted Average Amortization Period in Years	3 years	3 years	3 years
Non-competition agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	680	680
Accumulated Amortization	(368)	(255)
Weighted Average Amortization Period in Years	6 years	6 years
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	966	1,600
Accumulated Amortization	$ (528)	$ (726)
Weighted Average Amortization Period in Years	22 years	21 years